INVESTMENT IN UNCONSOLIDATED ENTITY	12 Months Ended
Jun. 30, 2020
INVESTMENT IN UNCONSOLIDATED ENTITY
INVESTMENT IN UNCONSOLIDATED ENTITY

NOTE 13 . INVESTMENT IN UNCONSOLIDATED ENTITY

Investment in unconsolidated entity consisted of the following:

	June 30,	June 30,	June 30,
	2019	2020	2020
	RMB	RMB	U.S. Dollars
Future Gas Station (Beijing) Technology, Ltd	¥31,078,971	¥31,541,850	$4,461,536

On August 21, 2018, the Company entered into a definitive investment agreement and a supplemental agreement (collectively, the “Agreement”) with Future Gas Station (Beijing) Technology, Ltd (“FGS”) and the other shareholders of FGS. Following full performance under the Agreement, Recon will own 43% of FGS. As consideration for increasing its affiliates’ interest in FGS from 8% to 43%,  the Company will (1) pay a total of RMB 10 million in cash to FGS and (2) issue 487,057 restricted ordinary shares of the Company (the “Restricted Shares”) to the other shareholders of FGS within 30 days after FGS finalizes recording the Company’s corresponding interest at the local governmental agency. If FGS does not reach certain performance goals, the Company has the right to cancel all of the Restricted Shares and without further payment. The Restricted Shares are also subject to lock-up period requirements that vary for each of FGS shareholders, from one year to three years following issuance of the Restricted Shares. FGS has finalized recording Recon’s corresponding interest at the local governmental agency, and Recon has issued 487,057 Restricted Shares in total to the other shareholders of FGS in August 2018.

On September 24, 2019, the Company signed an extension agreement with FGS and the other shareholders of FGS to postpone the Agreement to provide extra period for FGS to further fulfill the goals mentioned on the supplemental agreement. During the original contract period, FGS adjusted its operation model with an advanced improvement of its App and business model. Objected user and average Gross Merchandise Volume (GMV) of FGS’s App have been exceeded. FGS will need an extension to deploy its business in more provinces to complete a goal of 200 more gas stations.

On March 17, 2020, the Company signed a new supplemental agreement with FGS and the other shareholders of FGS to extend another 12 months to February 2021 for FGS and its shareholders to fulfill the goals mentioned on the supplemental agreement.

As of June 30, 2020, the Company has the investment amount of ¥35,579,586 ($5,032,666) in FGS, of which RMB 8.0 million was paid in cash, and owns 43% of the equity interests of FGS. The investments are accounted for using the equity method because the Company has significant influence, but no control of FGS. The Company recorded ¥4,037,736 impairment loss during the year ended June 30, 2018, which was included in “Impairment loss of investment in unconsolidated entity” in the consolidated statements of operations and comprehensive loss. The Company recorded a loss of ¥959,905 and an income of ¥462,879 ($65,473) for the years ended June 30, 2019 and 2020 from the investment, respectively, which was included in “Gain (loss) from investment in unconsolidated entity” in the consolidated statements of operations and comprehensive loss. As of the date of this report, the Company is still obliged to pay RMB 6.4 million to FGS.